United States
Securities and Exchange Commission
Washington, D.D. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if amendment [ ]; Amendment Number
This Amendment (Check only one.) [ ] is a restatement
                                 [ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:    Meridian Management Company
Address: 11300 Cantrell Rd., Suite 200
         Little Rock, AR 72212

13F File Number 28-1491

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and table, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:   Diana Hinojosa
Title:  Vice President
Phone:  (501)663-7055
Signature, Place, and Date of Signing:

	Diana Hinojosa	Little Rock, Arkansas October 25, 2005
Report Type (Check only one.):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579y101     1435    19555 SH       SOLE                    19555
Alltel Corp                    COM              020039103      939    14425 SH       SOLE                    14425
Amgen Inc                      COM              031162100     2237    28082 SH       SOLE                    28082
Anadarko Pete Corp             COM              032511107      268     2800 SH       SOLE                     2800
Anheuser Busch Cos             COM              035229103      258     6000 SH       SOLE                     6000
BJ Services                    COM              055482103     2528    70250 SH       SOLE                    70250
BP Amoco PLC ADR               COM              055622104      470     6636 SH       SOLE                     6636
Bristol Myers Squibb           COM              110122108      290    12035 SH       SOLE                    12035
Caremark Rx Inc                COM              141705103     2709    54246 SH       SOLE                    54246
Carnival Corp                  COM              143658300     1202    24050 SH       SOLE                    24050
Cisco Systems Inc              COM              17275r102     1818   101427 SH       SOLE                   101427
Citigroup Inc.                 COM              172967101     1835    40304 SH       SOLE                    40304
Citizens Holding Co            COM              174715102      996    46327 SH       SOLE                    46327
Coca Cola Co                   COM              191216100      518    12000 SH       SOLE                    12000
Dell Inc.                      COM              247025109      208     6073 SH       SOLE                     6073
EMC Corp.                      COM              268648102     1507   116452 SH       SOLE                   116452
Electronic Arts                COM              285512109     1687    29650 SH       SOLE                    29650
Exxon Mobil Corp               COM              302290101     1337    21043 SH       SOLE                    21043
First Data Corp.               COM              319963104     1735    43380 SH       SOLE                    43380
Flextronics Int'l              COM              y2573f102     1096    85325 SH       SOLE                    85325
General Electric Co.           COM              369604103     3006    89287 SH       SOLE                    89287
International Business Machine COM              459200101     2060    25675 SH       SOLE                    25675
Kohls Corp                     COM              500255104      782    15575 SH       SOLE                    15575
L3 Communications              COM              502424104     1860    23525 SH       SOLE                    23525
Lowes Cos Inc                  COM              548661107     2277    35350 SH       SOLE                    35350
Medtronic Inc                  COM              585055106     1254    23394 SH       SOLE                    23394
Microsoft Corp                 COM              594918104     1597    62060 SH       SOLE                    62060
Norwood Abbey Limited          COM              019619664       39    96000 SH       SOLE                    96000
Oracle Corp                    COM              68389X105     1363   109921 SH       SOLE                   109921
Pepsico Inc                    COM              713448108     1354    23875 SH       SOLE                    23875
Pfizer Inc                     COM              717081103     1531    61306 SH       SOLE                    61306
Pilgrims Pride                 COM              721467108      203     5575 SH       SOLE                     5575
Pitney Bowes Inc               COM              724479100      685    16400 SH       SOLE                    16400
Quest Diagnostics Inc.         COM              74834L100     2062    40790 SH       SOLE                    40790
Schlumberger Ltd               COM              806857108     2048    24275 SH       SOLE                    24275
Scotts Companies               COM              810186106     2174    24725 SH       SOLE                    24725
Tellabs Inc                    COM              879664100      258    24550 SH       SOLE                    24550
Texas Instrs Inc               COM              882508104     1754    51743 SH       SOLE                    51743
Tyco Intl LTD New              COM              902124106     1483    53237 SH       SOLE                    53237
United Parcel Service          COM              911312106     1321    19110 SH       SOLE                    19110
United Technologies            COM              913017109     2262    43642 SH       SOLE                    43642
Wal Mart Stores Inc            COM              931142103     3737    85285 SH       SOLE                    85285
Wyeth                          COM              983024100     1648    35625 SH       SOLE                    35625
Zebra Technologies Corp Cl A   COM              989207105      213     5450 SH       SOLE                     5450
iShares Russell 1000 Index Fun IDX              464287598      211 3154.613 SH       SOLE                 3154.613
iShares Russell 2000 Growth In IDX              464287648     1451 21090.000SH       SOLE                21090.000
iShares Russell 2000 Index Fun IDX              464287655     1888 28438.393SH       SOLE                28438.393
iShares S & P 500              IDX              464287200      394 3205.000 SH       SOLE                 3205.000
ishares Dow Jones Select Divid IDX              464287168      704 11300.000SH       SOLE                11300.000
ishares EAFE Index             IDX              464287465     3126 53799.000SH       SOLE                53799.000
ishares Russell 1000 Growth In IDX              464287614      666 13363.000SH       SOLE                13363.000

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 51

Form 13F Information Tablle Value Total: $70,483
List of Other Included Managers:
No.		13F File Number		Name

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